UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices)                      (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       October 31

Date of reporting period:     January 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Target Payment Fund

The schedules are not audited.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.1%
34,400	iShares Barclays 20+ Year Treasury Bond Fund	$4,379,120	1.0
54,900	iShares iBoxx $ High Yield Corporate Bond Fund	4,352,472	1.0
159,300	iShares MSCI EAFE Index Fund	8,837,964	2.0
125,200	Vanguard S&P 500 ETF	22,230,512	5.1

	Total Exchange-Traded Funds
	(Cost $43,002,741)	39,800,068	9.1

MUTUAL FUNDS: 91.3%
	Affiliated Investment Companies: 90.3%
3,640,855	Voya Floating Rate Fund - Class I	34,842,986	8.0
3,167,555	Voya Global Bond Fund - Class R6	30,345,176	6.9
714,453	Voya Global Real Estate Fund - Class R6	13,345,985	3.1
4,138,241	Voya High Yield Bond Fund - Class I	30,622,984	7.0
6,830,197	Voya Intermediate Bond Fund - Class R6	68,097,064	15.6
3,379,622	Voya International Core Fund - Class I	28,726,785	6.6
5,042,206	Voya Large Cap Value Fund - Class R6	55,514,693	12.7
1,458,897	Voya Large-Cap Growth Fund Class R6	46,524,224	10.6
307,329	Voya MidCap Opportunities Fund - Class R6	6,675,193	1.5
1,649,578	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,411,071	3.1
3,871,443	Voya Multi-Manager International Equity Fund - Class I	37,707,856	8.6
293,019	Voya Multi-Manager International Small Cap Fund - Class I	13,203,458	3.0
720,791	Voya Multi-Manager Mid Cap Value Fund - Class I	6,681,737	1.5
653,946	Voya Small Company Fund - Class R6	8,945,983	2.1
		394,645,195	90.3

	Unaffiliated Investment Companies: 1.0%
988,780	@ Credit Suisse Commodity Return Strategy Fund - Class I	4,400,071	1.0

	Total Mutual Funds
	(Cost $429,779,150)	399,045,266	91.3

	Total Long-Term Investments
	(Cost $472,781,891)	438,845,334	100.4

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
3,154,870	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $3,154,870)	3,154,870	0.7

	Total Short-Term Investments
	(Cost $3,154,870)	3,154,870	0.7

	Total Investments in Securities (Cost $475,936,761)	$442,000,204	101.1
	Liabilities in Excess of Other Assets	(4,953,538)	(1.1)
	Net Assets	$437,046,666	100.0

††	Rate shown is the 7-day yield as of January 31, 2016.
@	Non-income producing security.

Cost for federal income tax purposes is $476,381,018.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$58,446
Gross Unrealized Depreciation	(34,439,260)
Net Unrealized Depreciation	$(34,380,814)

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$39,800,068	$–	$–	$39,800,068
Mutual Funds	399,045,266	–	–	399,045,266
Short-Term Investments	3,154,870	–	–	3,154,870
Total Investments, at fair value	$442,000,204	$–	$–	$442,000,204
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(2,637,278)	$–	$(2,637,278)
Total Liabilities	$–	$(2,637,278)	$–	$(2,637,278)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 1/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$35,173,263	$2,294,853	$(1,647,623)	$(977,507)	$34,842,986	$381,384	$(16,357)	$-
Voya Global Bond Fund - Class R6	30,406,146	7,461,110	(8,070,886)	548,806	30,345,176	-	(705,527)	-
Voya Global Real Estate Fund - Class R6	13,232,266	1,140,274	(124,847)	(901,708)	13,345,985	95,212	9,473	-
Voya High Yield Bond Fund - Class I	35,502,928	2,666,948	(6,034,842)	(1,512,050)	30,622,984	457,655	(416,999)	-
Voya Intermediate Bond Fund - Class R6	64,197,897	8,119,376	(4,099,873)	(120,336)	68,097,064	521,236	36,542	-
Voya International Core Fund - Class I	28,791,665	4,087,360	(742,939)	(3,409,301)	28,726,785	321,081	17,373	437,586
Voya Large-Cap Growth Fund - Class R6	47,817,568	2,249,032	(426,708)	(3,115,668)	46,524,224	-	218,488	-
Voya Large Cap Value Fund - Class R6	55,945,057	15,073,271	(10,094,951)	(5,408,684)	55,514,693	251,168	(44,168)	1,050,321
Voya MidCap Opportunities Fund - Class R6	6,715,362	6,072,573	(5,511,147)	(601,595)	6,675,193	-	72,621	93,242
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,318,182	9,846,578	-	(1,753,689)	13,411,071	201,878	-	-
Voya Multi-Manager International Equity Fund - Class I	37,685,096	4,993,418	(904,614)	(4,066,044)	37,707,856	489,951	26,856	360,509
Voya Multi-Manager International Small Cap Fund - Class I	13,265,191	1,019,378	(29,519)	(1,051,592)	13,203,458	162,956	2,234	-
Voya Multi-Manager Mid Cap Value Fund - Class I	6,685,769	3,566,846	(2,428,072)	(1,142,806)	6,681,737	54,399	(194,565)	702,093
Voya Small Company Fund - Class R6	8,838,068	6,799,344	(5,459,582)	(1,231,847)	8,945,983	8,619	124,186	490,174
	$389,574,458	$75,390,361	$(45,575,603)	$(24,744,021)	$394,645,195	$2,945,539	$(869,843)	$3,133,925

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2016, the following over-the-counter written options were outstanding for Voya Global Target Payment Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
590,385	UBS AG	Call on iShares® MSCI EAFE Index Fund	54.710	USD	02/24/16	$733,199	$(947,609)
23,902	Citigroup, Inc.	Call on S&P 500® Index	1,903.630	USD	02/24/16	955,511	(1,405,981)
34,098	Citigroup, Inc.	Call on SPDR® S&P MidCap 400® ETF	234.620	USD	02/24/16	179,202	(283,688)
			Total Written OTC Options			$1,867,912	$(2,637,278)

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Written options	$2,637,278
Total Liability Derivatives		$2,637,278

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2016:

	Citigroup, Inc.	UBS AG	Totals
Liabilities:
Written options	$1,689,669	$947,609	$2,637,278
Total Liabilities	$1,689,669	$947,609	$2,637,278

Net OTC derivative instruments by counterparty, at fair value	$(1,689,669)	$(947,609)	(2,637,278)

Total collateral pledged by Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(1,689,669)	$(947,609)	$(2,637,278)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 24, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 24, 2016